Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 631		¥ 94		¥ (725)				¥ (28,096,822)		¥ (28,096,822)
Balance (in Shares) | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance at Jun. 30, 2022	¥ 631		¥ 94		(725)				(28,096,822)		(28,096,822)
Balance (in Shares) at Jun. 30, 2022 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Net income (loss)									7,817,760		7,817,760
Balance at Jun. 30, 2023	¥ 631		¥ 4		(725)				(20,279,062)		(20,279,062)
Balance (in Shares) at Jun. 30, 2023 | shares	8,700,000	8,700,000	13,000	13,000
Balance (in Dollars)	¥ 631		¥ 4		(725)				(20,279,062)		(20,279,062)
Balance (in Shares) | shares	8,700,000	8,700,000	13,000	13,000
Net income (loss)									11,209,523		11,209,523
Contribution from shareholders							31,500,000				31,500,000
Balance at Jun. 30, 2024	¥ 631		¥ 94		(725)		31,500,000		(9,069,539)		22,430,461
Balance (in Shares) at Jun. 30, 2024 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631		¥ 94		(725)		31,500,000		(9,069,539)		22,430,461
Balance (in Shares) | shares	8,700,000	8,700,000	1,300,000	1,300,000
Net income (loss)									(130,831,274)		(130,831,274)	$ (18,263,343)
Issuance of new shares	¥ 173						47,372,386				47,372,559
Issuance of new shares (in Shares) | shares	2,150,000	2,150,000
Share-based compensation	¥ 102						119,596,847				119,596,950
Share-based compensation (in Shares) | shares	1,800,000	1,800,000
Offering cost incurred for initial public offering							(12,647,674)				(12,647,674)
Balance at Jun. 30, 2025	¥ 906	$ 127	¥ 94	$ 13	(725)	$ (100)	185,821,560	$ 25,939,688	(139,900,813)	$ (19,529,400)	45,921,022	6,410,328
Balance (in Shares) at Jun. 30, 2025 | shares	12,650,000	12,650,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 906	$ 127	¥ 94	$ 13	¥ (725)	$ (100)	¥ 185,821,560	$ 25,939,688	¥ (139,900,813)	$ (19,529,400)	¥ 45,921,022	$ 6,410,328
Balance (in Shares) | shares	12,650,000	12,650,000	1,300,000	1,300,000